Provisions - Schedule of current and non-current provisions (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other provisions [abstract]
Current	£ 357	£ 298
Non-current	2,692	2,811
Other provisions	£ 3,049	£ 3,109	£ 2,642